Net Loss Per Share Attributable to Common Stockholders - Schedule of potentially dilutive securities excluded from the computation of diluted net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Loss Per Share Attributable to Common Stockholders
Antidilutive securities excluded from the computation of diluted net loss per share	3,002,744	2,818,869	1,661,013
Redeemable Convertible Preferred Stock
Net Loss Per Share Attributable to Common Stockholders
Antidilutive securities excluded from the computation of diluted net loss per share	2,034,751	2,034,751	1,220,851
Convertible notes
Net Loss Per Share Attributable to Common Stockholders
Antidilutive securities excluded from the computation of diluted net loss per share	348,910	282,211
Stock warrants
Net Loss Per Share Attributable to Common Stockholders
Antidilutive securities excluded from the computation of diluted net loss per share	76,257	68,581	23,460
Stock options outstanding to purchase shares of common stock
Net Loss Per Share Attributable to Common Stockholders
Antidilutive securities excluded from the computation of diluted net loss per share	542,826	433,326	416,702